Property and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

[3] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	September 30,	December 31,
	2011	2010

Selling Equipment	$ 8,354	$ 8,354
Office and Equipment	351,443	325,530
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	386,065	360,152
Less: Accumulated Depreciation and Amortization	274,394	242,017

Property and Equipment - Net	$ 111,671	$ 118,135

Depreciation and amortization expense for the three months ended September 30, 2011 and 2010, and the nine months ended September 30, 2011 and 2010, amount to approximately $11,000, $13,000, $32,000 and $41,000, respectively.

[4] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	December 31,	December 31,
	2010	2009

Selling Equipment	$8,354	$64,353
Office and Equipment	325,530	296,621
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	360,152	387,242
Less: Accumulated Depreciation and Amortization	242,017	226,935

Property and Equipment - Net	$118,135	$160,307

Depreciation and amortization expense for the years ended December 31, 2010 and 2009 was approximately $54,000 and $63,000, respectively.